The RBB FUND, INC.
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                                December 23, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   THE RBB FUND, INC.
               (1933 ACT REGISTRATION NO. 33-20827)
               (1940 ACT REGISTRATION NO. 811-5518)

Ladies and Gentlemen:

          On behalf of The RBB Fund, Inc. (the "Company") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statements of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the statements of additional information contained in Post-Effective Amendment No. 49 to the Company's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 49"), which was filed on December 1, 1997; and
(ii) the text of Post-Effective Amendment No. 49 has been filed electronically:

           1. Boston Partners Large Cap Value Fund Statement of Additional Information dated December 1, 1997 (Advisor, Institutional and Investor Classes);

           2. Boston Partners Mid Cap Value Fund Statement of Additional Information dated December 1, 1997 (Institutional and Investor Classes);

           3. RBB Government Securities Portfolio Statement of Additional Information dated December 1, 1997;



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Securities and Exchange Commission
December 23, 1997
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           4. Cash Preservation Family Statement of Additional Information
              dated December 1, 1997 for the Money Market and Municipal Money Market Portfolios;

           5. Sansom Street Family Statement of Additional Information dated December 1, 1997 for the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios;

           6. Robertson Stephens Statement of Additional Information dated December 1, 1997 for the Money Market Portfolio;

           7. Bedford Family Statement of Additional Information dated December 1, 1997 for the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios;

           8. Bedford Family Statement of Additional Information dated December 1, 1997 for the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios;

           9. Bedford Family Statement of Additional Information dated December 1, 1997 for the Municipal Money Market Portfolio;

          10. Bedford Family Statement of Additional Information dated December 1, 1997 for the Government Obligations Money Market Portfolio;

          11. Bear Stearns Statement of Additional Information dated December 1, 1997 for the Money Market Portfolio; and

          12. Janney Montgomery Scott Money Funds Statement of Additional Information dated December 1, 1997 for the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.


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Securities and Exchange Commission
December 23, 1997
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If you have any questions or comments regarding this filing, do not hesitate to contact David F. Connor, Esq. at (215) 988-2446.

                                          Very truly yours,

                                          The RBB Fund, Inc.


                                          By:   /s/ EDWARD J. ROACH
                                              _______________________
                                                   President